RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Summary of nature of relationships with related parties

Name	Relationship with the Company
EJAM GROUP Co., Ltd. (‘‘EJAM Group’’)	Indirectly hold a 9.8% equity interest in the Company
Pubang Landscape Architecture (HK) Company Limited (‘‘Pubang Hong Kong’’)	Indirectly hold a 25.4% equity interest in the Company
Horgos Meitui Network Technology Co., Ltd. (‘‘Horgos Meitui’’)	Controlled by EJAM Group, and was disposed of by EJAM Group on March 24, 2020
Horgos Intelligent Media Advertising Co., Ltd. (‘‘Horgos Zhimei’’)	Controlled by EJAM Group, and was disposed of by EJAM Group on October 30, 2019
Ms. Wenxiu Zhong	Chairperson of the Board of Directors, CEO and indirect equity shareholder of the Company

Summary of transactions with related parties

	For the Years Ended
	December 31,
	2020	2019	2018

EJAM Group (a)	$—	$120,284	$489,249

Service fees charged by related parties
Horgos Meitui	$—	$8,530	$—

Summary of balances with related parties

	December 31,	December 31,
	2020	2019
EJAM Group (a)	$74,330	$89,133
Pubang Hongkong (b)	626,628	531,476
Ms. Wenxiu Zhong	14,588	14,524
	$715,546	$635,133